Note 1 - Fair Value Measurements Using Significant Level III Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrants [Member]
Balance	$ 1,919	$ 953	$ 509	$ 40,585	$ 16,347
Issuance (exercise) of warrants, net	3,982	444	216	2,712	4,384
Change in fair value	1,423	(522)	(228)	(11,665)	19,897
Expiration of warrants					(43)
Balance	4,441	1,919	953	509	40,585
Exchange of warrants				(31,123)
Derivative Financial Instruments, Liabilities [Member]
Balance	5,192	3,685	2,348
Issuance (exercise) of warrants, net				1,019
Change in fair value	(3,484)	(1,507)	(1,337)	2,761
Expiration of warrants
Balance	$ 8,676	$ 5,192	$ 3,685	2,348
Exchange of warrants				$ (1,432)